ORGANIZATION AND PRINCIPAL ACTIVITIES - Financial statement balances and amounts of the VIE and VIE's subsidiaries (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial statement balances and amounts of the VIEs and VIEs' subsidiaries
Cash and cash equivalents	$ 440,636	$ 174,783	$ 435,211
Prepaid expenses and other current assets, net	1,295,362	102,455	7,707
Current assets of discontinued operations	4,403	0	0
Total current assets	1,741,904	2,470,795	2,133,775
TOTAL ASSETS	9,939,194	10,961,098	8,871,293
Accrued expenses and other current liabilities	218,437	677,629	836,552
Due to related party	1,122,607	30,866	0
Current liabilities of discontinued operations	30,938	0	0
Total current liabilities	1,371,982	708,495	836,552
TOTAL LIABILITIES	1,371,982	708,495	836,552
Revenues	670,171	1,402,300	1,738,000
(Loss)/Income from continuing operations	(12,385,809)	(693,318)	767,302
Loss from discontinued operations	(8,360,322)	(957,955)	(1,992,602)
Net cash provided by discontinued operations used in operating activities	(386,777)	(957,591)	(260,710)
Net cash provided by discontinued operations used in investing activities	0	144	71,409
Net cash provided by discontinued operations used in financing activities	120,419	0	0
Effect of exchange rate changes	2,953	43,374	136,750
VIEs
Financial statement balances and amounts of the VIEs and VIEs' subsidiaries
Cash and cash equivalents	0	32,226	153,725
Prepaid expenses and other current assets, net	0	700,538	7,707
Current assets of discontinued operations	4,403	0	0
Total current assets	4,403	732,764	161,432
TOTAL ASSETS	4,403	732,764	161,432
Accrued expenses and other current liabilities	0	104,350	70,781
Due to related party	0	30,866	0
Current liabilities of discontinued operations	30,938	0	0
Total current liabilities	30,938	135,216	70,781
TOTAL LIABILITIES	30,938	135,216	70,781
Revenues	122,343	79,289	0
(Loss)/Income from continuing operations	0	0	0
Loss from discontinued operations	(8,360,322)	(957,955)	(284,611)
Net cash provided by discontinued operations used in operating activities	(386,777)	(926,725)	82,608
Net cash provided by discontinued operations used in investing activities	0	144	71,409
Net cash provided by discontinued operations used in financing activities	120,419	927,995	0
Effect of exchange rate changes	$ 403	$ (122,913)	$ 0
Percentage contributed to consolidated total assets	0.04%	6.69%	1.80%
Percentage contributed to consolidated total liabilities	2.25%	19.00%	8.50%